Property, Plant and Equipment, Net - Summary of Property, Plant and Equipment, Net (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	¥ 12,492,581	¥ 6,520,808
Less: Accumulated depreciation	(1,788,193)	(1,002,246)
Property, plant and equipment, net	10,606,745	5,424,776
Construction In Process [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	3,858,358	1,760,259
Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,589,709	1,123,512
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,206,923	860,556
Molds and toolings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,505,876	1,178,385
Less: Impairment	(97,643)	(93,786)
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	867,434	717,976
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	681,341	376,219
Charging Infrastructure [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	369,994	262,678
Computer And Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	282,082	147,273
Others [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	¥ 130,864	¥ 93,950